Transfers of financial assets and mortgage servicing assets	12 Months Ended
Dec. 31, 2021
Transfers and Servicing of Financial Assets
Transfers Of Financial Assets And Mortgage Servicing Assets	Note 11 – Transfers of financial assets and mortgage servicing assets

The Corporation typically transfers conforming residential mortgage loans in conjunction with GNMA, FNMA and FHLMC securitization transactions whereby the loans are exchanged for cash or securities and servicing rights. As seller, the Corporation has made certain representations and warranties with respect to the originally transferred loans and, in the past, has sold certain loans with credit recourse to a government-sponsored entity, namely FNMA. Refer to Note 23 to the Consolidated Financial Statements for a description of such arrangements.

No liabilities were incurred as a result of these securitizations during the years ended December 31, 2021 and 2020 because they did not contain any credit recourse arrangements. The Corporation recorded a net gain of $18.4 million and $27.3 million, respectively, during the years ended December 31, 2021 and 2020 related to the residential mortgage loans securitized.

The following tables present the initial fair value of the assets obtained as proceeds from residential mortgage loans securitized during the years ended December 31, 2021 and 2020:

	Proceeds Obtained During the Year Ended December 31, 2021
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account debt securities:
Mortgage-backed securities - GNMA	$-	$380,228	$-	$380,228
Mortgage-backed securities - FNMA	-	329,617	-	329,617
Mortgage-backed securities - FHLMC	-	22,688	-	22,688
Total trading account debt securities	$-	$732,533	$-	$732,533
Mortgage servicing rights	$-	$-	$11,314	$11,314
Total	$-	$732,533	$11,314	$743,847
	Proceeds Obtained During the Year Ended December 31, 2020
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account debt securities:
Mortgage-backed securities - GNMA	$-	$332,207	$-	$332,207
Mortgage-backed securities - FNMA	-	175,864	-	175,864
Total trading account debt securities	$-	$508,071	$-	$508,071
Mortgage servicing rights	$-	$-	$7,236	$7,236
Total	$-	$508,071	$7,236	$515,307

During the year ended December 31, 2021, the Corporation retained servicing rights on whole loan sales involving approximately $144 million in principal balance outstanding (2020 - $147 million), with net realized gains of approximately $3.2 million (2020 - $3.9 million). All loan sales performed during the years ended December 31, 2021 and 2020 were without credit recourse agreements.

The Corporation recognizes as assets the rights to service loans for others, whether these rights are purchased or result from asset transfers such as sales and securitizations. These mortgage servicing rights (“MSRs”) are measured at fair value.

The Corporation uses a discounted cash flow model to estimate the fair value of MSRs. The discounted cash flow model incorporates assumptions that market participants would use in estimating future net servicing income, including estimates of prepayment speeds, discount rate, cost to service, escrow account earnings, contractual servicing fee income, prepayment and late fees, among other considerations. Prepayment speeds are adjusted for the loans’ characteristics and portfolio behavior.

The following table presents the changes in MSRs measured using the fair value method for the years ended December 31, 2021 and 2020.

Residential MSRs
(In thousands)	December 31, 2021	December 31, 2020
Fair value at beginning of period	$118,395	$150,906
Additions	13,391	9,544
Changes due to payments on loans [1]	(15,383)	(11,692)
Reduction due to loan repurchases	(1,233)	(11,060)
Changes in fair value due to changes in valuation model inputs or assumptions	6,410	(19,327)
Other	(10)	24
Fair value at end of period [2]	$121,570	$118,395
[1] Represents changes due to collection / realization of expected cash flows over time.
[2] At December 31, 2021, PB had MSRs amounting to $1.6 million (December 31, 2020 - $0.7 million).

Residential mortgage loans serviced for others were $12.1 billion at December 31, 2021 (2020 - $12.9 billion).

Net mortgage servicing fees, a component of mortgage banking activities in the Consolidated Statements of Operations, include the changes from period to period in the fair value of the MSRs, including changes due to collection / realization of expected cash flows. The banking subsidiaries receive servicing fees based on a percentage of the outstanding loan balance. These servicing fees are credited to income when they are collected. At December 31, 2021, those weighted average mortgage servicing fees were 0.30% (2020 – 0.31%). Under these servicing agreements, the banking subsidiaries do not generally earn significant prepayment penalty fees on the underlying loans serviced.

The section below includes information on assumptions used in the valuation model of the MSRs, originated and purchased. Key economic assumptions used in measuring the servicing rights derived from loans securitized or sold by the Corporation during the years ended December 31, 2021 and 2020 were as follows:

	Years ended
	December 31, 2021		December 31, 2020
	BPPR	PB	BPPR	PB
Prepayment speed	6.8%	19.0%	7.6%	21.9%
Weighted average life (in years)	8.3	20.9	8.7	3.6
Discount rate (annual rate)	10.5%	10.7%	10.9%	10.5%
Key economic assumptions used to estimate the fair value of MSRs derived from sales and securitizations of mortgage loans performed by the banking subsidiaries and servicing rights purchased from other financial institutions, and the sensitivity to immediate changes in those assumptions, were as follows as of the end of the periods reported:
	Originated MSRs		Purchased MSRs
	December 31,	December 31,	December 31,	December 31,
(In thousands)	2021	2020	2021	2020
Fair value of servicing rights	$40,058	$44,129	$81,512	$74,266
Weighted average life (in years)	7.1	6.2	7.5	5.9
Weighted average prepayment speed (annual rate)	7.7%	6.6%	7.6%	7.1%
Impact on fair value of 10% adverse change	$(1,500)	$(1,115)	$(1,486)	$(2,206)
Impact on fair value of 20% adverse change	$(2,359)	$(2,194)	$(3,495)	$(4,312)
Weighted average discount rate (annual rate)	11.2%	11.3%	11.0%	11.1%
Impact on fair value of 10% adverse change	$(2,079)	$(1,640)	$(2,731)	$(2,740)
Impact on fair value of 20% adverse change	$(3,452)	$(3,175)	$(5,832)	$(5,301)

The sensitivity analyses presented in the table above for servicing rights are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 and 20 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the sensitivity tables included herein, the effect of a variation in a particular assumption on the fair value of the retained interest is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.

At December 31, 2021, the Corporation serviced $0.7 billion (2020 - $0.9 billion) in residential mortgage loans with credit recourse to the Corporation, from which $26 million was 60 days or more past due (2020 - $52 million). Also refer to Note 23 for information on changes in the Corporation’s liability of estimated losses related to loans serviced with credit recourse.

Under the GNMA securitizations, the Corporation, as servicer, has the right to repurchase (but not the obligation), at its option and without GNMA’s prior authorization, any loan that is collateral for a GNMA guaranteed mortgage-backed security when certain delinquency criteria are met. At the time that individual loans meet GNMA’s specified delinquency criteria and are eligible for repurchase, the Corporation is deemed to have regained effective control over these loans if the Corporation was the pool issuer. At December 31, 2021, the Corporation had recorded $13 million in mortgage loans on its Consolidated Statements of Financial Condition related to this buy-back option program (2020 - $57 million). Loans in our serviced GNMA portfolio benefit from payment forbearance programs but continue to reflect the contractual delinquency until the borrower repays deferred payments or completes a payment deferral modification or other borrower assistance alternative. As long as the Corporation continues to service the loans that continue to be collateral in a GNMA guaranteed mortgage-backed security, the MSR is recognized by the Corporation.

During the year ended December 31, 2021, the Corporation repurchased approximately $94 million of mortgage loans from its GNMA servicing portfolio (2020 - $862 million). The determination to repurchase these loans was based on the economic benefits of the transaction, which results in a reduction of the servicing costs for these severely delinquent loans, mostly related to principal and interest advances. The risk associated with the loans is reduced due to their guaranteed nature. The Corporation may place these loans under COVID-19 modification programs offered by FHA, VA or United States Department of Agriculture (USDA) or other loss mitigation programs offered by the Corporation, and once brought back to current status, these may be either retained in portfolio or re-sold in the secondary market.